Average Annual Total Returns - Victory Diversified Stock Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Life of Class	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions Life of Class	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Life of Class	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I Life of Class	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R Life of Class	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	7.05%	9.63%	9.50%		6.39%	6.94%	7.36%		4.62%	6.78%	7.08%		11.51%	9.96%	9.21%		13.92%	11.22%	10.44%		13.31%	10.63%	9.83%		13.98%	11.28%		9.55%	[1]	13.93%	11.18%		11.19%	[1]	18.40%	15.22%	13.88%

[1]	Inception dates of Class R6 and Class Y shares are March 3, 2014 and January 28, 2013, respectively.